As filed with the U.S. Securities and Exchange Commission on August 27, 2004
                                              Securities Act File No. 333-111662
                                       Investment Company Act File No. 811-21482




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                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                 --------------

                                    FORM N-1A

             Registration Statement Under The Securities Act Of 1933         |X|


                          Pre-Effective Amendment No.                        | |


                          Post-Effective Amendment No. 2                     |X|



                                     and/or

         Registration Statement Under The Investment Company Act Of 1940     |X|




                                 Amendment No. 2                             |X|
                        (Check appropriate box or boxes)


                                AIG SERIES TRUST

                 (Exact Name of Registrant Specified in Charter)

                           Harborside Financial Center
                                  3200 Plaza 5
                              Jersey City, NJ 07311
                    (Address of Principal Executive Offices)

       Registrant's Telephone Number, Including Area Code: (800) 858-8850

          Robert M. Zakem, Esq.                              With copies to:
Senior Vice President and General Counsel                   Jon S. Rand, Esq.
  AIG SunAmerica Asset Management Corp.                        Dechert LLP
       Harborside Financial Center                        30 Rockefeller Plaza
               3200 Plaza 5                             New York, New York 10112
          Jersey City, NJ 07311
 (Name and Address of Agent for Service)

                            ------------------------



         It  is  proposed  that  this  filing  will  become   effective   (check
appropriate box):



|_|  Immediately upon filing pursuant to paragraph (b)      |X|  on September 29, 2004 pursuant to paragraph (b)
|_|  60 days after filing pursuant to paragraph (a)(1)      |_|  on (date) pursuant to paragraph (a)(1)
|_|  75 days after filing pursuant to paragraph (a)(2)      |_|  on (date) pursuant to paragraph (a)(2) of Rule 485


If appropriate, check the following box:


|x| This post-effective amendment designated a new effective date for a previously filed post-effective amendment.

                                EXPLANATORY NOTE

This Post-Effective Amendment No. 2 to the Registration Statement on Form N-1A for AIG Series Trust (the "Registrant") is being filed for the purpose of extending the effective date of Post-Effective Amendment No. 1 from August 30, 2004 to September 29, 2004.

                                     PART A

                      INFORMATION REQUIRED IN A PROSPECTUS


Part A is incorporated by reference to Part A of Post-Effective Amendment No. 1 to the Registration Statement on Form N-1A of the Registrant under the Securities Act of 1933, as amended, and Post-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A under the Investment Company Act of 1940, as amended, filed with the Securities and Exchange Commission (the "SEC") on July 1, 2004 ("Amendment No. 1").


                                     PART B

          INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

Part B is incorporated by reference to Part B of Amendment No. 1 to the Registrant's Registration Statement on Form N-1A filed with the SEC on July 1, 2004.

                                     PART C
                                OTHER INFORMATION

ITEM 22: EXHIBITS.

(a)    (i)    Certificate of Trust - Incorporated herein by reference to
              Registrant's initial Form N-1A Registration Statement (File No.
              333-111662) filed on December 31, 2003.

       (ii) Declaration of Trust- Incorporated herein by reference to Registrant's initial Form N-1A Registration Statement (File No. 333-111662) filed on December 31, 2003.


       (iii) Amended and Restated Declaration of Trust - Incorporated herein by reference to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A (File No. 333-111662) filed on June 22, 2004.


(b) By-Laws - Incorporated herein by reference to Registrant's initial Form N-1A Registration Statement (File No. 333-111662) filed on December 31, 2003.

(c)    Not applicable.


(d)    (i)    Form of Investment Advisory and Management Agreement between
              Registrant and AIG SunAmerica Asset Management Corp.
              ("SunAmerica") - Incorporated herein by reference to Pre-Effective
              Amendment No. 1 to Registrant's Registration Statement on Form
              N-1A (File No. 333-111662) filed on June 22, 2004.

       (ii) Form of Subadvisory Agreement between Registrant, SunAmerica and Trajectory Asset Management LLC ("Trajectory") - Incorporated herein by reference to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A (File No. 333-111662) filed on June 22, 2004.

(e)    (i)    Form of Distribution Agreement between Registrant and AIG
              SunAmerica Capital Services, Inc. - Incorporated herein by reference to Pre-Effective Amendment No. 1 to Registrant's
              Registration Statement on Form N-1A (File No. 333-111662) filed on
              June 22, 2004.

       (ii) Form of Selling Agreement - Incorporated herein by reference to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A (File No. 333-111662) filed on June 22, 2004.


(f) Directors'/Trustees' Retirement Plan - Incorporated herein by reference to Exhibit 7 of Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A of SunAmerica Focused Series, Inc. (File No. 333-11283) filed on November 14, 1996.


(g) Form of Custodian Agreement between Registrant and State Street Bank and Trust Company - Incorporated herein by reference to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A (File No. 333-111662) filed on June 22, 2004.

(h)    (i)    Form of Transfer Agency and Service Agreement between Registrant and State Street Bank and Trust Company - Incorporated herein by reference to Pre-Effective Amendment No. 1 to Registrant's
              Registration Statement on Form N-1A (File No. 333-111662) filed on
              June 22, 2004.

       (ii) Form of Service Agreement between Registrant and AIG SunAmerica Fund Services, Inc. - Incorporated herein by reference to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A (File No. 333-111662) filed on June 22, 2004.

       (iii) Form of Put Agreement among Registrant, SunAmerica, Trajectory and Prudential Global Funding ("PGF") - Incorporated herein by reference to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A (File No. 333-111662) filed on June 22, 2004.


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



       (iv) Form of Indemnification Agreement by and between AIG SunAmerica Capital Services, Inc., PGF and Prudential Financial, Inc. ("Prudential Financial") - Incorporated herein by reference to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A (File No. 333-111662) filed on June 22, 2004.

(i) Opinion of Counsel to the Registrant - Incorporated herein by reference to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A (File No. 333-111662) filed on June 22, 2004.

(j)    (i)    Consent of Independent Registered Public Accounting Firm relating to the financial statements of PGF and Prudential Financial - to be filed in a subsequent post-effective amendment.

       (ii) Consent of Independent Registered Public Accounting Firm relating to the financial statements of the Registrant - to be filed in a subsequent post-effective amendment.

(k)    (i)    Financial Statements of PGF - to be incorporated by reference in a subsequent post-effective amendment.

       (ii) Financial Statements of Prudential Financial - to be incorporated by reference in a subsequent post-effective amendment.


(l)    Not applicable.


(m)    (i)    Form of Distribution Plan pursuant to Rule 12b-1 (Class A shares)
              - Incorporated herein by reference to Pre-Effective Amendment No.
              1 to Registrant's Registration Statement on Form N-1A (File No.
              333-111662) filed on June 22, 2004.

       (ii)   Form of Distribution Plan pursuant to Rule 12b-1 (Class C shares)
              - Incorporated herein by reference to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A (File No. 333-111662) filed on June 22, 2004.

(n) Rule 18f-3 Plan - Incorporated herein by reference to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A (File No. 333-111662) filed on June 22, 2004.


(o)    Not applicable.


(p)    (i)    Code of Ethics of SunAmerica - Incorporated herein by reference to
              Pre-Effective Amendment No. 1 to Registrant's Registration
              Statement on Form N-1A (File No. 333-111662) filed on June 22,
              2004.

       (ii) Code of Ethics for Trajectory - Incorporated herein by reference to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A (File No. 333-111662) filed on June 22, 2004.


ITEM 23.      PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

              There are no persons controlled by or under common control with Registrant.

ITEM 24.      INDEMNIFICATION.

              Article VII, Section 3 of the Registrant's Declaration of Trust provides as follows:

Section 3     INDEMNIFICATION

(a) Subject to the exceptions and limitations contained in paragraph (b) below:

              (i) every person who is, has been, or becomes a Trustee or officer of the Trust (hereinafter referred to as a "Covered Person") shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses

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


              reasonably incurred or paid by him in connection with the defense of any proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

              (ii)   for purposes of this Section 3 and Section 5 of this
              Article VII below, "agent" means any Person who is, was or becomes an employee or other agent of the Trust who is not a Covered Person; "proceeding" means any threatened, pending or completed claim, action, suit or proceeding, whether civil, criminal, administrative or investigative (including appeals); and "liabilities" and "expenses" includes, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and all other liabilities whatsoever.

(b) No indemnification shall be provided hereunder to a Covered Person who shall have been adjudicated by a court or body before which the proceeding was brought (i) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office or (ii) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust.

(c) The Trust's financial obligations arising from the indemnification provided herein or in the By-Laws may be insured by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be a Covered Person as to acts or omissions as a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Covered Persons, and other persons may be entitled by contract or otherwise under law.

(d) Expenses in connection with the defense of any proceeding of the character described in paragraph (a) above may be advanced by the Trust or Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or Series if it is ultimately determined that he is not entitled to indemnification under this Section 3; provided, however, that either
(i) such Covered Person shall have provided appropriate security for such undertaking, (ii) the Trust is insured against losses arising out of any such advance payments, or (iii) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under Section 3.

ITEM 25.      BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER.

              Information concerning business and other connections of SunAmerica is incorporated herein by reference to SunAmerica's Form ADV (File No. 801-19813), which is currently on file with the Securities and Exchange Commission. Information concerning business and other connections of Trajectory is incorporated herein by reference to Trajectory's

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


Form ADV (File No. 801-62662), which is currently on file with the Securities and Exchange Commission.

              Reference is also made to the caption "Fund Management" in the Prospectus constituting Part A of the Registration Statement and "Manager, Adviser, Personal Securities Trading, Distributor and Administrator" and "Trustees and Officers" in the statement of additional information constituting Part B of the Registration Statement.

ITEM 26.      PRINCIPAL UNDERWRITERS.

              (a) The principal underwriter of the Registrant also acts as principal underwriter for:

              SunAmerica Income Funds
              SunAmerica Equity Funds
              SunAmerica Money Market Funds, Inc.
              SunAmerica Focused Series, Inc.
              SunAmerica Senior Floating Rate Fund, Inc.

              (b) The following persons are the officers and directors of SunAmerica Capital Services, Inc., the principal underwriter of Registrant's
Shares:

Name and Principal

                                                               Position with
Business Address               Position With Underwriter       the Registrant
------------------------------ ------------------------------- -----------------
Peter A. Harbeck               Director                        Trustee
Harborside Financial Center
3200 Plaza 5
Jersey City, NJ 07311

------------------------------ ------------------------------- -----------------
J. Steven Neamtz               Chief Executive Officer,        Vice President
Harborside Financial Center    President and Director
3200 Plaza 5
Jersey City, NJ 07311

------------------------------ ------------------------------- -----------------
Robert M. Zakem                Executive Vice President        President
Harborside Financial Center    General Counsel and Director
3200 Plaza 5
Jersey City, NJ 07311

------------------------------ ------------------------------- -----------------

              (c)    Not applicable.

ITEM 27. LOCATION OF ACCOUNTS AND RECORDS.

              SunAmerica, Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992 or an affiliate thereof, will maintain physical possession of each such accounts, books or other documents of Registrant, except for those maintained by Registrant's custodian, State Street Bank and Trust Company, 1776 Heritage Drive, North Quincy, MA 02171, and its affiliate, Boston Financial Data Services, P.O. Box 419572, Kansas City, MO 64141-6572.

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
SunAmerica also maintains records at 2929 Allen Parkway, Houston, Texas 77019 and Trajectory Asset Management LLC, 780 Third Avenue, 32nd Floor, New York, NY 10017.

ITEM 28.      MANAGEMENT SERVICES.

              Not applicable.

ITEM 29.      UNDERTAKINGS.

              The following undertakings relate solely to the Funds as an individual series of the Trust. Any filing, notice or other action required by the following undertakings shall be limited in all respects to the Funds and any action taken by the Trust, on behalf of the Funds, shall be limited to the Funds and shall not require any action to be taken by any other series of the Trust. Capitalized terms used in these undertakings and not otherwise defined, have the respective meanings assigned to them in the Prospectus, which is a part of this Registration Statement.

              1. During the Investment Period, the Registrant hereby undertakes to promptly supplement the Prospectus and mail notices to current shareholders after the of happening of significant events related to the Put Agreement. These significant events include (i) the termination of the Put Agreement; (ii) the insolvency of Prudential Financial or PGF; (iii) a default under the Put Agreement which has a material adverse effect on the shareholders' right to receive the Protected High Watermark Value; or (iv) a reduction in the credit rating of Prudential Financial's long-term debt securities as issued by Standard & Poor's Corporation (or its successors) or Moody's Investors Service, Inc. (or its successors) to BBB- or lower or Baa3 or lower, respectively.

              2. If at any time during the Investment Period during which the Registrant is required to file amendments to its registration statement with respect to the Funds under the Investment Company Act of 1940, as amended (the "1940 Act"), Prudential Financial (or such successors or substituted entities) ceases to file periodic reports pursuant to the Securities Exchange Act of 1934, as amended (the "Exchange Act"), the Registrant hereby undertakes to update its registration statement on an annual basis under the 1940 Act to include updated audited financial statements for Prudential Financial (or any successors or substituted entities thereto) covering the periods that would otherwise have been required by Form 10-K under the Exchange Act. Further, the Registrant undertakes under such circumstances to include as an exhibit to its registration statement as it relates to the Funds, the consent of the independent auditors of Prudential Financial (or such successors or substituted entities), as applicable, regarding such reports.

              3. During the Investment Period, the Registrant hereby undertakes to include in the Registrant's annual and semiannual report to shareholders with respect to the Funds an offer to supply the most recent annual and/or quarterly report of Prudential Financial and PGF or their successors to the Put Agreement, respectively, free of charge, upon a shareholder's request.

              4. The Registrant hereby undertakes to update its registration statement on an annual basis under the 1940 Act with respect to the Funds to incorporate by reference the annual report on Form 10-K or include the audited financial statements covering the periods that would otherwise have been required by Form 10-K for each of (i) PGF; (ii) Prudential Financial; (iii) PGF's and Prudential Financial's successors to the Put Agreement, as applicable; or (iv) any entity which is replaced or substituted for PGF or Prudential Financial under a new put agreement or financial warranty agreement or the existing Put Agreement. PGF has represented to Registrant that its audited financial statements to be included in Registrant's registration statement, as it may be amended from time to time, have been and will be prepared in accordance with Regulation S-X and U.S. GAAP, as if PGF was required to file Form 10-K under the Exchange Act. Further, the Registrant undertakes under such circumstances to include as an exhibit to its registration statement as it relates to the Funds, the consent of the independent auditors of each of Prudential Financial and PGF (or such successors or substituted entities), as applicable, regarding such reports.

              5. In the event the Registrant enters into a new put agreement or financial warranty agreement with an entity other than PGP or Prudential Financial ("Substitute Put Provider"), and such Substitute Put Provider files Forms 10-K under the Exchange Act then Registrant hereby undertakes to incorporate by reference in its Statement of Additional Information on an annual basis under the 1940 Act updated audited financial statements for the Substitute Put Provider included in such Forms 10-K under the Exchange Act. In the event that at any time during the Investment Period during which the Registrant is required to file amendments to its Registration Statement under the 1940 Act the Substitute Put Provider ceases to file a Form 10-K pursuant to the Exchange Act or if any other Substitute Put Provider is not required to file a Form 10-K pursuant to the Exchange Act, the Registrant undertakes to update its Registration Statement on an annual basis under the 1940 Act to include updated audited financial statements for the then-current Substitute Put Provider (or any successors or substituted entities thereto) and will obtain a representation from said Substitute Put Provider (or any successors or substituted entities thereto) that its audited financial statements provided to Registrant for inclusion in Registrant's Registration Statement, as it may be amended from time to time, have been and will be prepared in accordance with Regulation S-X and U.S. GAAP covering the periods that would be required if the Substitute Put Provider was required to file Form 10-K under the Exchange Act. Any Substitute Put Provider's audited financial statements will also be incorporated by reference in Registrant's Statement of Additional Information. Further, the Registrant undertakes under any circumstances described in this paragraph to include as an exhibit to its Registration Statement as it relates to the Registrant, the consent of the independent auditors of the Substitute Put Provider (or such successors or substituted entities), as applicable, regarding such financial statements.
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



              6. The Registrant hereby undertakes to update its registration statement to include as an exhibit the executed Put Agreement (excluding those provisions that may be omitted pursuant to an order granting confidential treatment of information pursuant to Rule 406 under the Securities Act of 1933) after it has been issued by PGF.



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


                                   SIGNATURES



              Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Jersey City, and State of New Jersey on the 27th day of August, 2004.



                                               AIG SERIES TRUST
                                               (Registrant)



                                               By:      /s/ Joseph P. Kelly
                                                  ------------------------------
                                                        Joseph P. Kelly
                                                        Secretary


              Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement on Form N-1A has been signed by the following persons in the capacities and on the dates indicated.


       SIGNATURES                         TITLE                       DATE
       ----------                         -----                       ----


           *                   Trustee                           August 27, 2004
-----------------------
Peter A. Harbeck


           *                   Treasurer (Principal Financial    August 27, 2004
-----------------------        and Accounting Officer)
Donna M. Handel



           *                   President (Principal Executive    August 27, 2004
-----------------------        Officer)
Robert M. Zakem



           *                   Trustee and Chairman              August 27, 2004
-----------------------
Samuel M. Eisenstat

           *                   Trustee                           August 27, 2004
-----------------------
Stephen J. Gutman

           *                   Trustee                           August 27, 2004
-----------------------
William F. Devin


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




           *                   Trustee                           August 27, 2004
-----------------------
Dr. Judith L. Craven


           *                   Trustee                           August 27, 2004
-----------------------
Jeffrey S. Burum





*By: /s/ Joseph P. Kelly                                         August 27, 2004
    -----------------------
      Joseph P. Kelly, Attorney-in-Fact**



** Pursuant to Powers of Attorney filed with Pre-Effective Amendment No. 1.



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                                  EXHIBIT LIST


None.